Estimated Consideration and Preliminary Purchase Price Allocation - Summary of Preliminary Fair Value Of Total Consideration (Details) $ in Thousands	3 Months Ended
Mar. 31, 2024 USD ($)
Business Acquisition [Line Items]
Payments to acquire businesses, gross	$ 397,251
Preferred stock consideration [Member]
Business Acquisition [Line Items]
Payments to acquire businesses, gross	274,938
Common stock consideration [Member]
Business Acquisition [Line Items]
Payments to acquire businesses, gross	89,297
Assumed share-based awards [Member]
Business Acquisition [Line Items]
Payments to acquire businesses, gross	24,818
Warrants [Member]
Business Acquisition [Line Items]
Payments to acquire businesses, gross	764
Estimated direct transaction costs [Member]
Business Acquisition [Line Items]
Payments to acquire businesses, gross	$ 7,434